AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)
	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
WHOLE LOANS - 35.1%
Consumer Loans - 35.1% (a)
171647609.LC.ACA, 15.40%, 11/20/23	LendingClub	11/20/20	$ 3,130	$ 3,043	$ 3,030
171915332.LC.ACA, 15.40%, 11/17/23	LendingClub	11/17/20	6,357	6,140	6,114
171949148.LC.ACA, 14.71%, 11/16/23	LendingClub	11/16/20	6,746	6,516	6,489
171975587.LC.ACA, 15.40%, 12/02/25	LendingClub	12/02/20	18,000	16,933	16,903
172061073.LC.ACA, 16.08%, 11/18/23	LendingClub	11/18/20	9,782	9,264	9,235
172062950.LC.ACA, 14.71%, 11/17/23	LendingClub	11/17/20	7,376	7,078	7,068
172124627.LC.ACA, 14.02%, 11/19/23	LendingClub	11/19/20	5,865	5,591	5,573
172171302.LC.ACA, 15.40%, 11/23/23	LendingClub	11/23/20	11,735	11,187	11,153
172307554.LC.ACA, 14.02%, 11/24/23	LendingClub	11/24/20	6,000	5,833	5,818
172410090.LC.ACA, 16.08%, 12/04/25	LendingClub	12/04/20	10,000	9,470	9,449
172450861.LC.ACA, 14.02%, 12/03/25	LendingClub	12/03/20	20,000	17,932	17,914
172468574.LC.ACA, 16.08%, 12/02/25	LendingClub	12/02/20	26,000	23,475	23,451
172526594.LC.ACA, 16.08%, 12/03/25	LendingClub	12/03/20	10,000	9,470	9,449
172530961.LC.ACA, 14.02%, 12/03/25	LendingClub	12/03/20	10,000	9,533	9,516
173230532.LC.ACA, 16.08%, 12/29/23	LendingClub	12/29/20	12,000	11,471	11,464
173331051.LC.ACA, 14.71%, 12/29/23	LendingClub	12/29/20	6,000	5,735	5,732
173338129.LC.ACA, 16.08%, 12/29/23	LendingClub	12/29/20	8,000	7,647	7,643
173339982.LC.ACA, 18.24%, 12/31/23	LendingClub	12/31/20	10,000	9,344	9,344
173360905.LC.ACA, 15.40%, 12/31/25	LendingClub	12/31/20	12,000	11,320	11,320
173372260.LC.ACA, 15.40%, 12/31/23	LendingClub	12/31/20	6,000	5,698	5,698
173385054.LC.ACA, 16.08%, 12/31/25	LendingClub	12/31/20	10,000	9,748	9,748
163208217.LC.ACA, 30.99%, 01/16/23	LendingClub	01/30/20	3,296	3,296	3,189
163883960.LC.ACA, 20.87%, 01/17/23	LendingClub	01/30/20	14,540	14,540	13,804
164014273.LC.ACA, 26.99%, 01/17/23	LendingClub	01/30/20	9,057	9,057	8,546
164149433.LC.ACA, 26.99%, 01/15/25 (b)	LendingClub	01/30/20	24,000	24,000	21,806
164176192.LC.ACA, 29.96%, 01/17/23	LendingClub	01/30/20	3,910	3,910	3,785
164233307.LC.ACA, 30.99%, 01/13/23	LendingClub	01/30/20	19,618	19,618	18,976
164330418.LC.ACA, 18.17%, 01/17/25	LendingClub	01/30/20	13,158	13,158	12,660
164363032.LC.ACA, 29.41%, 01/16/23	LendingClub	01/30/20	9,367	9,367	9,066
164446126.LC.ACA, 30.99%, 01/13/23	LendingClub	01/30/20	6,249	6,249	6,094
164453124.LC.ACA, 21.59%, 01/15/23	LendingClub	01/30/20	911	911	865
164454862.LC.ACA, 23.31%, 01/14/23	LendingClub	01/30/20	7,640	7,640	7,251
164549323.LC.ACA, 25.21%, 01/14/23	LendingClub	01/30/20	4,656	4,656	4,403
164570836.LC.ACA, 23.31%, 01/13/25	LendingClub	01/30/20	9,726	9,726	8,488
164606713.LC.ACA, 22.33%, 01/14/23	LendingClub	01/30/20	7,680	7,680	7,315
164614523.LC.ACA, 30.99%, 01/16/23	LendingClub	01/30/20	1,569	1,569	1,519
164641464.LC.ACA, 19.99%, 01/16/23	LendingClub	01/30/20	2,642	2,642	2,508
164717993.LC.ACA, 30.99%, 01/13/23	LendingClub	01/30/20	4,657	4,657	4,696
164723963.LC.ACA, 30.99%, 01/13/23	LendingClub	01/30/20	3,041	3,041	2,941
164756845.LC.ACA, 21.59%, 01/13/23	LendingClub	01/30/20	7,593	7,593	7,206
164769043.LC.ACA, 25.21%, 01/14/23	LendingClub	01/30/20	2,379	2,379	2,236
164791937.LC.ACA, 29.41%, 01/14/25	LendingClub	01/30/20	24,800	24,800	24,059
164816238.LC.ACA, 30.99%, 01/13/23 (b)	LendingClub	01/30/20	24,285	24,285	2,995
164816754.LC.ACA, 26.19%, 01/13/23	LendingClub	01/30/20	2,625	2,625	2,475
164848741.LC.ACA, 30.99%, 01/14/23	LendingClub	01/30/20	4,708	4,708	4,555
164851627.LC.ACA, 30.99%, 01/13/23	LendingClub	01/30/20	7,552	7,552	7,279
164871738.LC.ACA, 21.59%, 01/14/23	LendingClub	01/30/20	317	317	313
164873178.LC.ACA, 30.99%, 01/16/23	LendingClub	01/30/20	2,511	2,511	2,430
164901199.LC.ACA, 26.19%, 01/15/23	LendingClub	01/30/20	12,106	12,106	11,410
164916212.LC.ACA, 30.99%, 01/15/23	LendingClub	01/30/20	5,497	5,497	5,292
164947338.LC.ACA, 30.99%, 01/15/23	LendingClub	01/30/20	2,629	2,629	2,544
164947800.LC.ACA, 30.99%, 01/15/23 (b)	LendingClub	01/30/20	2,673	2,673	555
164951573.LC.ACA, 21.59%, 01/15/23	LendingClub	01/30/20	1,518	1,518	1,441
164952374.LC.ACA, 26.19%, 01/15/23	LendingClub	01/30/20	7,720	7,720	7,284
164970563.LC.ACA, 20.87%, 01/15/23	LendingClub	01/30/20	5,526	5,526	4,929
164973244.LC.ACA, 26.99%, 01/17/23	LendingClub	01/30/20	15,669	15,669	14,795
164985845.LC.ACA, 30.99%, 01/16/23 (b)	LendingClub	01/30/20	13,051	13,051	13,087
164992043.LC.ACA, 29.67%, 01/16/23	LendingClub	01/30/20	3,906	3,906	3,781
164993830.LC.ACA, 17.29%, 01/16/23	LendingClub	01/30/20	2,241	2,241	2,167
165027782.LC.ACA, 30.99%, 01/17/23	LendingClub	01/30/20	3,924	3,924	3,798
165055308.LC.ACA, 29.96%, 01/17/23	LendingClub	01/30/20	3,963	3,963	3,838
165058585.LC.ACA, 30.99%, 01/17/23	LendingClub	01/30/20	13,279	13,279	13,331
165289957.LC.ACA, 30.99%, 01/21/23	LendingClub	01/30/20	5,518	5,518	5,336
165329681.LC.ACA, 21.59%, 01/22/23	LendingClub	01/30/20	11,393	11,393	10,827
165446373.LC.ACA, 17.29%, 01/24/23	LendingClub	01/30/20	5,592	5,591	5,380
150924863.LC.ACA, 17.97%, 05/03/24 (b)	LendingClub	01/16/20	13,870	12,544	1,611
160708165.LC.ACA, 16.12%, 11/15/24	LendingClub	02/19/20	12,683	11,922	11,775
161440596.LC.ACA, 18.62%, 11/07/22	LendingClub	02/26/20	3,551	3,213	3,328
161523634.LC.ACA, 17.74%, 11/08/22	LendingClub	03/04/20	9,772	9,223	9,237
161565701.LC.ACA, 18.62%, 11/08/24	LendingClub	02/19/20	9,395	8,596	8,542
161657418.LC.ACA, 18.62%, 11/12/24	LendingClub	02/19/20	12,812	11,851	11,662
161704640.LC.ACA, 18.62%, 11/12/24	LendingClub	02/20/20	17,082	15,630	15,550
161741565.LC.ACA, 16.95%, 11/15/24	LendingClub	02/19/20	16,969	16,036	15,756
161894133.LC.ACA, 15.24%, 11/14/22	LendingClub	03/04/20	2,108	1,982	2,056
161908462.LC.ACA, 17.74%, 11/15/24	LendingClub	02/19/20	12,767	12,001	11,855
163795041.LC.ACA, 12.40%, 01/23/25	LendingClub	02/24/20	5,954	5,746	5,620
163899498.LC.ACA, 11.71%, 12/31/22	LendingClub	01/16/20	3,523	3,421	3,357
164519373.LC.ACA, 7.56%, 01/28/23	LendingClub	05/22/20	8,617	8,013	8,396
164775194.LC.ACA, 11.02%, 01/28/25	LendingClub	02/19/20	17,104	16,463	16,062
164938162.LC.ACA, 14.30%, 01/28/25	LendingClub	02/13/20	10,647	10,194	9,886
164949038.LC.ACA, 20.55%, 01/21/23	LendingClub	07/24/20	12,603	10,902	11,714
165204262.LC.ACA, 25.65%, 01/28/23	LendingClub	07/24/20	4,623	3,883	4,326
165272177.LC.ACA, 11.02%, 01/28/25	LendingClub	02/13/20	8,903	8,603	8,347
165285975.LC.ACA, 28.80%, 02/04/25	LendingClub	02/19/20	13,743	12,832	12,773
165287847.LC.ACA, 11.71%, 01/30/23	LendingClub	07/24/20	9,621	8,563	9,169
165469407.LC.ACA, 10.33%, 01/28/25	LendingClub	02/14/20	12,005	11,585	11,272
165585249.LC.ACA, 17.74%, 01/27/23	LendingClub	07/24/20	2,248	1,979	2,128
165594779.LC.ACA, 10.33%, 01/28/25	LendingClub	02/18/20	11,319	10,923	8,286
165603303.LC.ACA, 20.55%, 02/04/25	LendingClub	02/14/20	2,989	2,814	2,788
165708112.LC.ACA, 8.19%, 01/27/23	LendingClub	07/28/20	8,177	7,360	7,965
165751196.LC.ACA, 6.46%, 02/03/23	LendingClub	03/05/20	4,603	4,419	4,497
165836606.LC.ACA, 20.55%, 01/31/25	LendingClub	02/14/20	8,839	8,319	7,978
165836621.LC.ACA, 8.81%, 02/04/23	LendingClub	05/04/20	13,494	12,414	13,149
165954224.LC.ACA, 17.74%, 02/03/23	LendingClub	07/24/20	3,663	3,241	3,451
166432834.LC.ACA, 23.05%, 02/11/23	LendingClub	09/02/20	9,525	8,287	8,869
166595031.LC.ACA, 17.74%, 02/12/23	LendingClub	07/24/20	1,546	1,399	1,457
166633377.LC.ACA, 13.08%, 02/27/23	LendingClub	09/09/20	8,102	6,360	7,737
166645557.LC.ACA, 17.74%, 02/14/23	LendingClub	03/05/20	11,594	10,869	10,933
166676755.LC.ACA, 17.74%, 03/13/25	LendingClub	10/08/20	18,900	17,672	17,651
166959518.LC.ACA, 20.55%, 02/25/23	LendingClub	09/09/20	6,853	5,174	6,372
166986377.LC.ACA, 18.62%, 02/20/23	LendingClub	09/02/20	3,415	2,527	3,178
167000582.LC.ACA, 23.05%, 02/20/23	LendingClub	09/09/20	6,710	5,401	6,260
167094451.LC.ACA, 14.30%, 02/24/23	LendingClub	07/28/20	7,375	6,509	6,985
167105159.LC.ACA, 11.71%, 02/24/23	LendingClub	07/24/20	5,259	4,602	4,361
167190347.LC.ACA, 13.08%, 02/24/23	LendingClub	07/27/20	3,024	2,782	2,884
167258723.LC.ACA, 6.46%, 02/25/23	LendingClub	07/24/20	3,281	3,052	3,202
167369199.LC.ACA, 25.65%, 02/26/23	LendingClub	07/24/20	5,782	4,871	5,372
167374459.LC.ACA, 15.24%, 02/26/23	LendingClub	09/02/20	1,149	1,034	1,086
167440004.LC.ACA, 8.81%, 02/27/23	LendingClub	07/27/20	1,870	1,739	1,822
167444034.LC.ACA, 17.74%, 02/28/23	LendingClub	09/09/20	10,598	9,273	10,159
167446750.LC.ACA, 8.19%, 03/04/23	LendingClub	09/09/20	6,285	4,384	6,120
167447112.LC.ACA, 6.46%, 02/27/23	LendingClub	09/09/20	7,717	6,096	7,521
167459197.LC.ACA, 7.02%, 02/27/23	LendingClub	06/12/20	5,201	4,732	5,067
167463481.LC.ACA, 7.02%, 04/14/23	LendingClub	10/19/20	17,025	16,344	16,371
167464521.LC.ACA, 11.71%, 02/27/23	LendingClub	09/02/20	11,345	10,154	10,833
167494291.LC.ACA, 7.02%, 02/28/23	LendingClub	06/12/20	4,458	4,146	4,343
167494635.LC.ACA, 7.02%, 03/09/23	LendingClub	06/12/20	10,017	9,115	9,766
167503134.LC.ACA, 8.19%, 02/28/23	LendingClub	09/24/20	5,686	5,430	5,440
167523901.LC.ACA, 16.95%, 03/09/23	LendingClub	09/02/20	4,771	4,222	4,490
167535249.LC.ACA, 7.56%, 02/28/23	LendingClub	09/02/20	5,007	4,581	4,878
167669367.LC.ACA, 17.74%, 03/03/23	LendingClub	07/24/20	15,226	13,399	14,414
167750772.LC.ACA, 16.95%, 03/04/23	LendingClub	09/22/20	2,181	1,560	1,590
167769472.LC.ACA, 10.33%, 03/04/23	LendingClub	09/25/20	7,781	7,470	7,458
167857537.LC.ACA, 8.81%, 03/09/23	LendingClub	06/12/20	3,831	3,562	3,775
167903543.LC.ACA, 7.02%, 03/06/23	LendingClub	06/15/20	3,847	3,481	3,744
167918460.LC.ACA, 7.56%, 03/06/23	LendingClub	09/30/20	14,130	13,635	11,158
167924944.LC.ACA, 16.95%, 04/14/23	LendingClub	07/28/20	5,653	5,285	5,466
167943866.LC.ACA, 8.19%, 03/09/23	LendingClub	06/29/20	1,861	1,731	1,812
168119696.LC.ACA, 10.33%, 03/10/23	LendingClub	07/24/20	1,520	1,319	1,470
168129697.LC.ACA, 10.33%, 03/10/23	LendingClub	09/09/20	5,075	3,933	4,843
168130519.LC.ACA, 13.08%, 03/10/23	LendingClub	07/24/20	2,767	2,525	2,642
168132569.LC.ACA, 17.74%, 04/14/23	LendingClub	10/19/20	5,751	5,406	5,382
168172636.LC.ACA, 18.62%, 04/14/23	LendingClub	10/15/20	6,996	6,436	6,404
168173979.LC.ACA, 15.00%, 03/13/23	LendingClub	09/28/20	13,248	9,737	9,834
168183156.LC.ACA, 7.56%, 03/11/23	LendingClub	06/12/20	4,856	4,516	4,727
168200504.LC.ACA, 6.46%, 03/13/23	LendingClub	06/12/20	7,308	6,797	7,120
168220915.LC.ACA, 20.55%, 04/14/25	LendingClub	10/07/20	19,526	17,964	17,922
168254213.LC.ACA, 15.24%, 03/13/23	LendingClub	09/22/20	13,154	9,602	9,710
168266031.LC.ACA, 7.02%, 03/13/23	LendingClub	10/01/20	9,559	9,224	9,233
168274051.LC.ACA, 10.33%, 03/13/25	LendingClub	10/07/20	8,817	8,244	8,250
168303877.LC.ACA, 11.02%, 03/13/23	LendingClub	09/22/20	3,234	2,337	2,395
168306633.LC.ACA, 8.81%, 03/16/23	LendingClub	06/15/20	7,613	7,042	7,415
168345597.LC.ACA, 14.30%, 03/17/23	LendingClub	07/28/20	3,151	2,789	2,971
168365641.LC.ACA, 8.81%, 03/16/23	LendingClub	07/24/20	7,741	7,199	7,537
168373608.LC.ACA, 17.74%, 03/27/23	LendingClub	09/02/20	7,990	5,872	7,580
168393982.LC.ACA, 17.74%, 03/17/23	LendingClub	10/01/20	4,069	3,825	3,816
168429535.LC.ACA, 17.74%, 03/17/23	LendingClub	09/25/20	22,760	16,615	16,750
168483788.LC.ACA, 13.08%, 04/14/23	LendingClub	10/23/20	13,011	12,458	12,442
168556628.LC.ACA, 23.05%, 03/19/23	LendingClub	07/27/20	2,439	1,976	2,270
168568136.LC.ACA, 15.24%, 03/24/25	LendingClub	10/19/20	19,663	18,385	18,407
168569235.LC.ACA, 25.65%, 03/20/23	LendingClub	09/25/20	18,021	13,516	13,587
168602126.LC.ACA, 14.30%, 04/14/23	LendingClub	10/29/20	8,639	8,164	8,148
168605278.LC.ACA, 23.05%, 04/14/25	LendingClub	10/19/20	16,612	14,868	14,789
168607697.LC.ACA, 17.74%, 04/27/23	LendingClub	10/22/20	4,926	4,631	4,638
168615219.LC.ACA, 16.95%, 04/15/23	LendingClub	10/20/20	6,963	6,546	6,523
168640072.LC.ACA, 28.80%, 04/14/25	LendingClub	10/19/20	9,920	8,928	8,871
168652487.LC.ACA, 14.30%, 04/14/23	LendingClub	10/19/20	9,757	9,269	9,229
168657591.LC.ACA, 18.62%, 03/27/23	LendingClub	10/19/20	2,398	2,182	2,199
Total Whole Loans				1,238,974	1,205,580

BRIDGE LOANS - 37.1%
Real Estate Loans - 37.1% (a)(c)
184333436.PL.ACA, 9.00%, 03/01/21	Patch of Land	01/02/20	25,000	25,000	24,747
184333601.PL.ACA, 9.00%, 02/01/21	Patch of Land	01/16/20	24,268	24,268	24,024
184333602.PL.ACA, 9.00%, 03/01/21	Patch of Land	01/16/20	25,000	25,000	24,748
184333760.PL.ACA, 9.00%, 02/01/21	Patch of Land	01/27/20	25,000	25,000	24,749
184333907.PL.ACA, 8.75%, 02/01/21	Patch of Land	02/10/20	20,000	20,000	19,819
184333908.PL.ACA, 9.00%, 02/01/21	Patch of Land	02/10/20	15,000	15,000	14,859
184333923.PL.ACA, 8.50%, 03/01/21	Patch of Land	02/11/20	25,000	25,000	24,783
184333924.PL.ACA, 9.20%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,758
184333925.PL.ACA, 9.00%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,765
184333926.PL.ACA, 9.20%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,758
184333928.PL.ACA, 9.00%, 03/01/21	Patch of Land	02/11/20	25,000	25,000	24,765
184333968.PL.ACA, 9.20%, 02/01/21	Patch of Land	02/14/20	25,000	25,000	24,758
184334008.PL.ACA, 7.50%, 03/01/21	Patch of Land	02/24/20	30,000	30,000	29,784
184334313.PL.ACA, 11.00%, 12/01/21	Patch of Land	05/05/20	10,299	10,299	10,246
184334317.PL.ACA, 12.00%, 03/01/21	Patch of Land	05/07/20	30,000	30,000	29,814
184334431.PL.ACA, 10.50%, 04/01/21	Patch of Land	05/26/20	9,000	9,000	8,963
184334436.PL.ACA, 10.50%, 12/01/21	Patch of Land	05/27/20	9,000	9,000	7,987
184334463.PL.ACA, 10.50%, 12/01/21	Patch of Land	06/03/20	15,000	15,000	14,951
184334521.PL.ACA, 10.25%, 12/01/21	Patch of Land	06/19/20	10,300	10,300	10,273
184334730.PL.ACA, 9.50%, 09/01/21	Patch of Land	08/06/20	18,612	18,612	18,617
184334731.PL.ACA, 9.30%, 10/01/21	Patch of Land	08/06/20	10,595	10,595	10,600
184334837.PL.ACA, 10.50%, 08/01/21	Patch of Land	10/01/20	30,000	30,000	30,049
184334838.PL.ACA, 9.30%, 09/01/21	Patch of Land	10/01/20	19,786	19,786	19,837
184334839.PL.ACA, 9.30%, 10/01/21	Patch of Land	10/01/20	10,510	10,510	10,537
184334884.PL.ACA, 9.10%, 02/01/21	Patch of Land	10/12/20	28,925	28,925	29,016
184334885.PL.ACA, 9.10%, 11/01/21	Patch of Land	10/12/20	30,000	30,000	30,094
184334906.PL.ACA, 8.00%, 03/01/21	Patch of Land	10/16/20	30,000	30,000	30,122
184334942.PL.ACA, 9.30%, 08/01/21	Patch of Land	11/18/20	10,256	10,256	10,300
184334947.PL.ACA, 8.00%, 03/01/21	Patch of Land	11/27/20	6,452	6,452	6,487
184334948.PL.ACA, 9.70%, 07/01/22	Patch of Land	11/27/20	8,436	8,436	8,473
17391.SH.ACA, 10.00%, 02/28/21	Sharestates	01/02/20	20,000	20,000	19,793
17392.SH.ACA, 10.00%, 03/31/21	Sharestates	01/02/20	19,000	19,000	18,814
17405.SH.ACA, 8.75%, 06/30/21	Sharestates	01/02/20	25,000	25,000	24,806
17406.SH.ACA, 11.00%, 03/31/21	Sharestates	01/02/20	25,000	25,000	24,720
17407.SH.ACA, 10.00%, 02/28/21	Sharestates	01/02/20	21,212	21,212	20,985
17409.SH.ACA, 10.00%, 02/28/21	Sharestates	01/02/20	25,000	25,000	24,742
17462.SH.ACA, 10.50%, 02/28/21 (b)	Sharestates	01/16/20	30,000	30,000	29,573
17463.SH.ACA, 9.00%, 02/28/21	Sharestates	01/16/20	28,000	28,000	27,731
17539.SH.ACA, 9.50%, 05/31/21	Sharestates	01/27/20	24,000	24,000	23,810
17920.SH.ACA, 8.00%, 12/31/21	Sharestates	02/11/20	25,000	25,000	24,796
17921.SH.ACA, 9.00%, 01/31/21	Sharestates	02/11/20	25,000	25,000	24,756
17922.SH.ACA, 9.00%, 12/31/21	Sharestates	02/11/20	25,000	25,000	24,758
17923.SH.ACA, 8.50%, 12/31/21	Sharestates	02/11/20	25,000	25,000	24,777
18070.SH.ACA, 8.75%, 07/31/21	Sharestates	02/24/20	30,000	30,000	29,811
18161.SH.ACA, 8.00%, 02/28/21	Sharestates	02/27/20	19,000	19,000	18,851
18705.SH.ACA, 9.00%, 01/31/21	Sharestates	06/08/20	25,000	25,000	24,829
18773.SH.ACA, 9.00%, 05/31/21	Sharestates	07/01/20	25,000	25,000	24,953
18833.SH.ACA, 8.75%, 08/31/21 (b)	Sharestates	07/17/20	25,000	25,000	24,636
19048.SH.ACA, 9.25%, 03/31/21	Sharestates	09/28/20	30,000	30,000	29,974
19084.SH.ACA, 10.50%, 12/31/21	Sharestates	10/05/20	20,000	20,000	19,830
19105.SH.ACA, 8.50%, 12/31/21	Sharestates	10/16/20	22,000	22,000	21,879
19138.SH.ACA, 9.00%, 01/31/21	Sharestates	10/23/20	20,000	20,000	19,886
19171.SH.ACA, 10.00%, 01/31/21	Sharestates	11/05/20	22,000	22,000	21,824
19223.SH.ACA, 10.00%, 11/30/21	Sharestates	11/18/20	30,000	30,000	30,119
19234.SH.ACA, 9.50%, 02/28/21	Sharestates	11/20/20	30,000	30,000	29,877
19238.SH.ACA, 10.00%, 02/28/21	Sharestates	11/24/20	30,000	30,000	29,882
19272.SH.ACA, 9.00%, 11/30/21	Sharestates	12/02/20	25,000	25,000	25,122
19356.SH.ACA, 9.00%, 12/31/21	Sharestates	12/29/20	10,000	10,000	10,067
Total Bridge Loans				1,281,651	1,273,284

OTHER LOAN INVESTMENTS - 8.8%
Private Investment Funds - 8.8%
Invest in America Credit Fund 1, LLC,
Series PM Class B Member, 10.50% (a)(d)(e)	MoneyLion	09/30/20	50,000	50,000	50,000
Invest in America Credit Fund 1, LLC,
Series PM Class B Member, 11.50% (a)(d)(f)	MoneyLion	02/14/20	250,000	250,000	252,775
Total Other Loan Investments				300,000	302,775

Total Investments - 81.0%				2,820,625	2,781,639

Other Assets in Excess of Liabilities - 19.0%					653,050

TOTAL NET ASSETS - 100.0%					$3,434,689

(a) Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the "Advisor") pursuant to policies approved by the Board of Trustees of the Fund.

(b) Past-due loan.
(c) Short-term loans backed by single-family, multi-family and commercial properties.
(d) Underlying holdings are comprised of consumer loans.
(e) The investment has a one-year lock-up period expiring on October 1, 2021, after which the Fund may redeem its investment by submitting a redemption request in accordance with Invest in America Credit Fund 1, LLC’s redemption request procedures.

(f) The investment has a 2-year lock-up period expiring on February 14, 2022, after which the Fund may redeem its investment by submitting a redemption request in accordance with Invest in America Credit Fund 1, LLC’s redemption request procedures.

Portfolio Valuation

The Board of Trustees (the “Board”) has adopted Valuation Procedures pursuant to which the AlphaCentric Prime Meridian Income Fund (the “Fund”) values its investments (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with U.S. GAAP as required by the 1940 Act. The Board has delegated to the Fund’s Valuation Committee the responsibility for implementing the Valuation Procedures.

The vast majority of the Fund’s holdings are loans sourced through Marketplace Loans for which market quotations are not readily available. As of December 31, 2020, the Fund’s loan holdings were comprised of consumer and real estate loans. The Fund has engaged a third party pricing service (“Valuation Service Provider”) to provide the fair value of the Fund’s Marketplace Loan holdings. The Valuation Service Provider’s proprietary pricing procedures utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level models and roll rates and simulation-based FICO migration matrix and logistic regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). The Valuation Service Provider has also been engaged by the Fund to provide the fair value of the Fund’s investments in Private Investment Funds, which are facility-style investments with underlying loan collateral. For the valuation of facility-style investments, the Valuation Service Provider also utilizes a discounted cash flow approach that utilizes collateral values to forecast losses at the facility-level based on whether the collateral values are expected to sufficiently cover the facility’s interest and principal payments. Management monitors the change in collateralization level of the facility since the origination date and the performance of the facility relative to initial expectations, as well as the change in rates of return required by investors in comparable debt instruments since the origination date. The forecasted cashflows as of the valuation date are discounted at a new risk-adjusted rate. AlphaCentric Advisors LLC (the “Advisor”) and Prime Meridian Capital Management (the “Sub-Advisor”) monitor the application of the valuation methodology and consult with the Valuation Service Provider to ensure proper valuation of the Fund’s holdings. The net asset value (“NAV”) of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following is a summary of inputs used to value the Fund’s securities as of December 31, 2020:

Investments at Value	Level 1	Level 2	Level 3	Total
Whole Loans
Consumer Loans	$—	$—	$1,205,580	$1,205,580
Bridge Loans
Real Estate Loans	—	—	1,273,284	1,273,284
Other Loan Investments
Private Investment Funds	—	—	302,775	302,775
Total	$—	$—	$2,781,639	$2,781,639

The following is a reconciliation of Level 3 investments for the period from October 1, 2020 to December 31, 2020:

	Consumer Loans	Real Estate Loans	Private Investment Funds
Beginning Balance – October 1, 2020	$1,004,704	$1,023,514	$305,000
Acquisitions	382,650	383,365	—
Paydowns	(150,070)	(135,690)	—
Realized gains (losses), net	(46,297)	—	—
Change in unrealized appreciation/depreciation	6,555	2,095	(2,225)
Accretion of discounts	8,038	—	—
Ending Balance – December 31, 2020	$1,205,580	$1,273,284	$302,775
Change in unrealized appreciation/deprecation on investments still held as of December 31, 2020	$(38,911)	$(1,431)	$(2,225)

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of December 31, 2020:

Type of Investment	Fair Value as of December 31, 2020	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Consumer Loans	$ 1,205,580	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Percentage	3.85%-17.06% 4.59%-33.47%	12.39% 16.26%
Real Estate Loans	1,273,284	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Percentage	6.89%-8.42% 0.35%-0.49%	7.61% 0.43%
Private Investment Funds	302,775	Discounted Cash Flow	Loss-Adjusted Discount Rate	6.25%-10.54%	6.97%
Total	$ 2,781,639

The Fund will generally charge off and stop accruing interest on a loan if (i) the platform charges off the loan, or (ii) the Advisor has determined that the loan does not have a recoverable value. During the period ended December 31, 2020, the Fund charged off $48,117 of outstanding principal.

The Fund's policy is to place loans on non-accrual status when there is reasonable doubt that interest income will be collected. As of December 31, 2020, there were no loans placed on non-accrual status.